Fair Value Measurements and Disclosures (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Schedule of Fair Value Measurements of Assets and Liabilities

	December 31, 2012			December 31, 2011
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Warrant Derivative Liability	$-	$-	$701,852	$-	$-	$92,606

Beginning of Period	-	-	92,606	-	-	-
Additions	-	-	-	-	-	59,239
Deletions	-	-	-	-	-	-
Revisions	-	-	609,246	-	-	33,367
End of Period	$-	$-	$701,852	$-	$-	$92,606